Broadway at Armour / Box 219139 / Kansas City, Missouri 64121-9139

Telephone: (816) 753-7000

May 4, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Kansas City Life Variable Life Separate Account
Registration Statement on Form N-6
File No. 333-25443

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2007 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically. If you have any questions, please call the undersigned at (816) 753-7299 x8293.

Sincerely,

/s/Marc Bensing

Marc Bensing